Restatement of Previously issued Financial Statements - Additional Information (Detail)	5 Months Ended
Dec. 31, 2020 shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Redeemable warrants	8,188,811
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Redeemable warrants	7,732,168